The Aegis Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 25, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:          The Aegis Funds (the “Trust”)
File Nos.: 333-106971 and 811-21399

Ladies and Gentlemen:

Please find attached for filing on behalf of the Trust a Registration Statement on Form N-14.  This filing is being made in connection with a proposed reorganization transaction (the “Reorganization”) involving a series of the Trust, the Aegis Value Fund (the “Acquiring Fund”), and the Aegis Value Fund (the “Acquired Fund”), which is a separate investment series of another registered investment company, Aegis Value Fund, Inc.  The Acquiring Fund and the Acquired Fund are both advised by Aegis Financial Corporation.

Because the Reorganization is a shell fund reorganization, no pro forma financial statements are included.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6318.

Very truly yours,

/s/ Edward L. Paz
Edward L. Paz
For U.S. Bancorp Fund Services, LLC

cc:           Sarah Zhang, Aegis Financial Corporation
Paul Miller, Seward & Kissel LLP